Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
REVENUES:
Voyage revenues	$ 4,589	$ 6,942
Total Revenues	4,589	6,942
EXPENSES & OTHER OPERATING INCOME:
Voyage expenses	(1,975)	(1,187)
Vessel operating expenses	(4,038)	(4,314)
Depreciation	(1,176)	(2,348)
Depreciation of dry docking costs	(856)	(910)
Administrative expenses	(820)	(827)
Administrative expenses payable to related parties	(184)	(188)
Share-based payments	(20)	(20)
Impairment Loss	(4,615)	0
Other income, net	1	79
Operating loss	(9,094)	(2,773)
Interest income	12	9
Interest expense and finance costs	(2,242)	(2,278)
(Loss)/Gain on derivative financial instruments	(1,868)	1,572
Foreign exchange losses, net	(7)	(3)
TOTAL LOSS FOR THE PERIOD	(13,199)	(3,473)
Other Comprehensive Income	0	0
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ (13,199)	$ (3,473)
Loss per share (U.S.$):
- Basic and Diluted loss per share for the period	$ (1.58)	$ (0.95)